21. Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Tables
Compensation of Managing Directors and Other Key Management Personnel
	2015	2016	2017

Short-term employee benefits	1,633	1,879	1,538
Termination benefits	0	430	0
Share-based payments	1,474	2,292	1,379
	3,107	4,601	2,917

Outstanding Balances Related to Key Management Personnel
	Outstanding balances
	December 31, 2016	December 31, 2017

Thomas Hecht	23	19
Richard Stead	14	12
Berndt Modig	8	9
Ferdinand Verdonck	10	10
Ulrich Grau	17	17
Bernhard Ehmer	11	10
Jens-Peter Marschner	2	0